Inventory, Net (Tables)	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
	September 30, 2021	September 30, 2020
Raw materials	$607,661	$553,982
Finished goods	1,971,334	1,462,835
Inventory valuation allowance	(116,453)	(110,585)
Total inventory, net	$2,462,542	$1,906,232